Capital Stock (Tables)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Summary of Stock Option Activity and Related Information
A summary of the Company’s stock option activity and related information for the years ended December 31, 2018, 2017, and 2016, are as follows:

	December 31, 2018		December 31, 2017		December 31, 2016
	Options (000’s) #	Weighted-Average Exercise Price $	Options (000’s) #	Weighted-Average Exercise Price $	Options (000’s) #	Weighted-Average Exercise Price $
Outstanding – beginning of year	3,600	22.96	3,367	29.16	2,800	36.84
Granted	1,052	8.67	732	10.18	916	9.44
Exercised	(2)	9.44	(3)	9.44	—	—
Forfeited / expired	(896)	37.44	(496)	46.27	(349)	38.97
Outstanding – end of year	3,754	15.54	3,600	22.96	3,367	29.16
Exercisable – end of year	1,954	21.35	2,221	29.76	2,271	35.89

Non-Vested Stock Option Activity and Related Information
A summary of the Company’s non-vested stock option activity and related information for the years ended December 31, 2018, 2017 and 2016, are as follows:

	December 31, 2018		December 31, 2017		December 31, 2016
	Options (000’s) #	Weighted-Average Grant Date Fair Value $	Options (000’s) #	Weighted-Average Grant Date Fair Value $	Options (000’s) #	Weighted-Average Grant Date Fair Value $
Outstanding non-vested stock options – beginning of year	1,379	4.44	1,096	4.30	300	8.09
Granted	1,052	4.21	732	4.71	916	3.60
Vested	(609)	4.65	(399)	4.62	(118)	8.48
Forfeited	(22)	3.93	(50)	3.94	(2)	3.60
Outstanding non-vested stock options – end of year	1,800	4.25	1,379	4.44	1,096	4.30

Details Regarding Outstanding and Exercisable Stock Options
Further details regarding the Company’s outstanding and exercisable stock options at December 31, 2018 are as follows:

	Outstanding Options			Exercisable Options
Range of Exercise Prices	Options (000’s) #	Weighted- Average Remaining Life (Years)	Weighted- Average Exercise Price $	Options (000’s) #	Weighted- Average Remaining Life (Years)	Weighted- Average Exercise Price $
$5.00 – $9.99	1,878	8.3	9.01	554	7.2	9.44
$10.00 – $19.99	871	6.7	10.48	396	5.0	10.85
$20.00 – $24.99	281	1.2	24.42	281	1.2	24.42
$25.00 – $29.99	350	3.2	27.69	349	3.2	27.69
$30.00 – $34.99	95	3.4	34.43	95	3.4	34.42
$40.00 – $49.99	264	6.2	43.99	264	6.2	43.99
$50.00 – $59.99	15	5.2	56.76	15	5.2	56.76
	3,754	6.7	15.54	1,954	4.8	21.35